FINANCIAL INSTRUMENTS (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
URUGUAY
Disclosure Of Financials Instruments [Line items]
Other financial assets	$ 0	$ 110
Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USD
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 0
Interest rate swap contract [member] | URUGUAY
Disclosure Of Financials Instruments [Line items]
Other financial assets	$ 0	$ 110